Share-Based Payment (Tables)	12 Months Ended
Mar. 31, 2019
Share Based Payment [Abstract]
Schedule of stock option reserve

	Non-Controlling Interest	Stock Option Reserve
Balance, March 31, 2017	$-	$1,706
Stock based compensation expense	-	193
Stock options exercised	-	(1,632)
Balance, March 31, 2018	-	267
Value of IOX options relating to pre-acquisition services	7,364	-
Stock based compensation expense	1,111	57
Balance, March 31, 2019	$8,475	$324

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	68.86%
Expected life	1826 days
Fair value of stock	US$6.27

Schedule of fair value of the vested and unvested options

Assumption	Vested Options	Unvested Options
Risk free interest rate	2.6%	2.6%
Expected dividend	Nil	Nil
Expected volatility	80%	80%
Expected life	1.3 years	3.2 years
Fair value of stock	US$4,630.35	US$4,630.35

Schedule of outstanding stock options

	PBI 2013 Option Plan	PPL Option Plan (Subsidiary Plan)	iOx Option Plan (Subsidiary Plan)
Balance at April 1, 2016	16,750,000	47,917	-

Granted	3,566,868	-	-

Balance as at April 1, 2017	20,316,868	47,917	-

Granted	-	-	-

Exercised	(18,471,026)	-	-

Balance as at March 31, 2018	1,845,842	47,917	-

Acquired from SalvaRx Acquisition	-	-	2,599

Granted	-	9,341	-

Cancelled	(1,250,000)	-	-

Balance as at March 31, 2019	595,842	57,258	2,599

Exercisable as at March 31, 2019	595,842	50,253	1,728

Schedule of weighted average exercise price and the remaining contractual life
	PBI		PPL		iOx
March 31,	2019	2018	2019	2018	2019
Weighted average exercise price	$0.15	$0.15	$2.83	$2.34	$152.84
Weighted average remaining contractual life (in years)	2.72	3.63	1.63	1.92	3.10

Schedule of activity for the consultant stock compensation plans

	2011 Plan	2017 Plan
Registered	6,000,000	7,250,000
Issued to March 31, 2017	(4,438,333)	(7,250,000)
Balance as at April 1, 2017	1,561,667	-
Issued	(1,560,000)	(7,250,000)
Cancelled	(1,667)	-
Balance as at March 31, 2018	-	(7,250,000)
Balance as at March 31, 2019	-	(7,250,000)